Loss Per Share (Details) - Schedule of Basic Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic Loss Per Share [Abstract]
Loss from continuing operations (U.S. dollars in thousands)	$ (5,607)	$ (12,456)	$ (8,525)
The weighted average of the number of ordinary shares in issue (in thousands)	41,435,000	31,594,000	27,106,000
Basic loss per share from continuing operations (U.S. dollar)	$ (0.14)	$ (0.39)	$ (0.31)